Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (6,236,116)	$ (1,084,313)	$ 1,011,555
Adjustments for items not affecting cash:
Depreciation and amortization	252,097	126,234	87,593
Share-based compensation	4,813,049
Non-cash adjustment to lease expenses	(25,643)	94,698
Deferred income tax expense	(99,814)	(321,057)
Gain from disposal of fixed assets	(813,064)	(4,000)
Changes in operating assets and liabilities
Accounts receivable	118,608	(5,176)	89,521
Prepaid expenses	614,548	71,800	428,592
Long-term prepaid expenses		159,382	584,356
Accounts payable & accrued liabilities	(1,320,563)	1,117,184	545,606
Deferred revenue	(1,283,314)	961,426	(3,221,807)
Income tax receivable	2,293	(480,866)	(664,399)
Student deposits	(635,778)	(313,122)	994,940
Net cash provided from (used in) operating activities	(4,613,697)	322,190	(144,043)
Cash Flows from Investing Activities:
Purchase of property and equipment	(51,410)	(618,529)	(288,555)
Notes receivable	(305,000)	100,000
Long-term investment	(270,000)
Net cash used for business acquisitions	(1,945,931)
Proceeds from sale of fixed assets	1,920,861	4,000
Net cash used in investing activities	(651,480)	(514,529)	(288,555)
Cash Flows from Financing Activities:
Deferred costs related to initial public offering			(432,035)
Share issuances, net of issuance costs	200,000	9,321,523
Net cash provided from (used in) financing activities	200,000	9,321,523	(432,035)
Effect of exchange rate changes on cash and cash equivalents	(28,938)
Net increase/(decrease) in cash, cash equivalents	(5,094,115)	9,129,184	(864,633)
Cash and cash equivalents, beginning of period	16,537,174	7,407,990	8,272,623
Cash and cash equivalents, end of period	11,443,059	16,537,174	7,407,990
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid
Income taxes paid	14,166	490,250	1,053,360
Non-cash investing activities – acquisition of operating lease right-of-used assets	574,483
Non-cash investing activities – assumption of operating lease obligation	$ 574,483